Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Policy Liabilities And Policy Account Balances In Statement of Financial Position (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal		¥ 1,277,462	¥ 1,424,312
Policy account balances for single-payment whole life insurance		304,541	134,572
Fixed annuities and annuitization benefits		101,782	119,093
Policy account balances for variable annuity and variable life insurance contracts and market risk benefits		138,027	136,257
Others	[1]	121,898	133,813
Total		1,943,710	1,948,047
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal		641,078	717,257
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal		411,992	572,708
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal		¥ 224,392	¥ 134,347

[1]	Others include unearned premiums and liabilities for unpaid claims.